Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedules of intangible assets and goodwill
The following is a summary of the activity in the goodwill balance for the years ended December 31, 2016 and 2015 (in millions):

Goodwill balance at January 1, 2015	$8,535
Acquisitions	3,589
Foreign currency translation	(39)
Other activity, net	(6)
Goodwill balance at December 31, 2015	12,079
Acquisitions	307
Foreign currency translation	(135)
Other activity, net	40
Goodwill balance at December 31, 2016	$12,291
The following is a summary of the activity in the other intangible assets balance for the years ended December 31, 2016 and 2015 (in millions):

Other intangible assets balance at January 1, 2015	$7,780
Acquisitions	3,163
Foreign currency translation	(25)
Amortization of other intangible assets	(160)
Other intangible assets balance at December 31, 2015	10,758
Acquisitions	180
Foreign currency translation	(155)
Creditex customer relationship intangible asset impairment	(33)
Amortization of other intangible assets	(323)
Other activity, net	(7)
Other intangible assets balance at December 31, 2016	$10,420
Other intangible assets and the related accumulated amortization consisted of the following as of December 31, 2016 and 2015 (in millions, except years):

	As of December 31,		Useful Life (Years)
	2016	2015
Customer relationships	$4,063	$3,952	3 to 25
Technology	438	391	2.5 to 11
Trading products with finite lives	237	237	20
Russell licensing rights	184	184	10
Data/databases	145	76	4 to 10
Market data provider relationships	11	11	20
Non-compete agreements	38	37	1 to 5
Other	31	53	1 to 5
	5,147	4,941
Less accumulated amortization	(1,220)	(703)
Total finite-lived intangible assets, net	3,927	4,238
Exchange registrations, licenses and contracts with indefinite lives	6,083	6,086
Trade names and trademarks with indefinite lives	294	297
In-process research and development	108	129
Other	8	8
Total indefinite-lived intangible assets	6,493	6,520
Total other intangible assets, net	$10,420	$10,758

Intangible assets, expected future amortization expense	expect future amortization expense from the finite-lived intangible assets as of December 31, 2016 to be as follows (in millions):

2017	$270
2018	257
2019	250
2020	212
2021	199
Thereafter	2,739
$3,927